Share Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Feb. 15, 2013	Jun. 30, 2013	Jun. 30, 2012
Performance Unit Plan [Abstract]
Performance units granted	15,256
Compensation expense		$ 1.0	$ 0.8
Cash payments for prior activity		1.0
Forfeitures		0	0
Vested awards		$ 3.6